Subsequent Events - Summary of Shareholding Before Restructuring (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 09, 2018
Subsequent Event [Line Items]
Number of shares	70,488,700	70,488,700	1	1
Before Restructuring [Member] | Parent [Member]
Subsequent Event [Line Items]
Number of shares	7,048,870
Common Stock [Member] | Before Restructuring [Member] | Zhang [Member] | Visionsky Group Limited [Member] | Parent [Member]
Subsequent Event [Line Items]
Number of shares	2,776,902
Common Stock [Member] | Before Restructuring [Member] | Wuyu And Mrs Zhang [Member] | Brightenwit Group Limited [Member] | Parent [Member]
Subsequent Event [Line Items]
Number of shares	449,251
Common Stock [Member] | Before Restructuring [Member] | Certain Employee And Non Employee Consultants [Member] | Bvi Companies [Member] | Parent [Member]
Subsequent Event [Line Items]
Number of shares	1,545,948
Ordinary Shares With Special Rights [Member] | Before Restructuring [Member] | Longwater [Member] | Parent [Member]
Subsequent Event [Line Items]
Number of shares	2,276,769